Exhibit 99.1 Schedule 1

Compliance Only Extract
Run Date - 11/xx/2023 2:08:54 PM
	Loan Details																							Borrower Details														Property/Valuation Details												Note Details																																													HUD/TRID Details								Insurance Details											TIL/TRID Details									RTC/ROR Details				Rate Lock Details			Compliance																														Grades/Stipulations
ID	AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Origination Channel	Purpose	Refi Purpose	Occupancy	Mortgage Type	Documentation Type	Originator Name	Lender Name	LTV	CLTV	Lien Position	Interest Collection Type	Creditor Application Date	DTI	Total Income	Representative FICO	Has Modification?	Ownership Type	Borrower First Name	Borrower Last Name	Borrower Suffix	Borrower SSN	Borrower Citizenship	Co Borrower First Name	Co Borrower Last Name	Coborrower Suffix	Co Borrower SSN	Co Borrower Citizenship	Borrower Address	Borrower City	Borrower State	Borrower Zip	Property Type	# of Units	Address	City	State	County	Zip Code	Contract Sales Price	Year Built	Valuation Value	Valuation Type	Valuation Effective Date	Loan Type	Loan Amount	Rate	Payment Frequency	Origination Date	First Payment Date	Maturity Date	Term	Amortization Term	Balloon?	Payment Amount	Assumable	ARM First Interest Rate Change Date	ARM Next Interest Rate Change Date	ARM First Payment Change Date	ARM Next Payment Change Date	ARM Reset Frequency (Rate)	ARM Reset Frequency (Payment)	ARM Index Type	ARM Lookback Period	ARM Rounding Factor	ARM Rounding Method	ARM Index	ARM Margin	ARM Initial Rate Cap	ARM Initial Rate Floor	ARM Periodic Rate Cap	ARM Periodic Rate Floor	ARM Life Rate Cap	ARM Life Rate Floor	ARM Initial Rate Maximum	ARM Initial Rate Minimum	ARM Life Rate Maximum	ARM Life Rate Minimum	Interest Only?	Interest Only Term	Prepayment Penalty Period	Prepayment Terms	Neg Am?	Neg Am Amount	Late Charge Type	Late Charge Percent	Grace Period Days	Late Charge Minimum Amount	Late Charge Maximum Amount	Form Type	Disbursement Date	Cash at Settlement To/From Borrower	Cash at Settlement	Total Cash to Borrower	Same Lender Refi?	Escrow Type	Escrow Amount at Closing	FEMA Flood Zone	Flood Certificate #	PMI Payment Plan	PMI Company	PMI Coverage	MI Certificate #	LGC Certificate #	Upfront Premium %	Upfront Premium Amount	Annual Premium %	Annual Premium Period	APR	TIP	Finance Charge	Amount Financed	Signature Date	Early TIL Compliant?	3 Day TIL Waiver?	7 Day TIL Waiver?	Final TIL Compliant?	RTC Form	RTC Signature Date	RTC Waiver?	RTC Disbursement Date	Initial Rate Lock Date	Last Date Rate Set	Undiscounted Interest Rate	MERS/MIN Number	Cross-Collateralized	Subject to High Cost	Section 32 Flag	TIL/CD Status	Finance Charge Status	Finance Charge Variance	HOEPA Points and Fees	HOEPA Fee Threshhold	HOEPA Points and Fees Status	HOEPA Rate	HOEPA Rate Status	HOEPA High Cost Loan	HOEPA Status	State Points and Fees	State Fee Threshhold	State Points and Fees Status	State Rate	State Rate Status	State High Cost Loan	City High Cost Loan	County High Cost Loan	Texas 2 Percent Test	Texas 3 Percent Test	Georgia Covered Loan	Fees Captured for Testing	Document Used for Fees	Date of Document Used for Fees	Originator Loan Designation	Due Diligence Loan Designation	Overall Grade	Credit Exceptions	Cleared Credit Exceptions	Cured Credit Exceptions	Waived Credit Exceptions	Unable To Clear Credit Exceptions	Compliance Exceptions	Cleared Compliance Exceptions	Cured Compliance Exceptions	Waived Compliance Exceptions	Unable To Clear Compliance Exceptions	Compensating Factors	Seller VSH Indicator	Seller Indicated VSH Guideline	Validated VSH
900000505	xx	xx	xx	Broker	Refinance	Cash-out - Other	Investment	Conventional without MI	Full	xx	75.000%	75.000%	1	In Arrears	690	No	Fee Simple	xx	xx	xx	xx	NY	xx	2 Family	2	xx	xx	NY	xx	xx	1899	xx	1025/72	10/xx/2021	10 Year Interest Only, Fixed Rate	xx	5.500%	Monthly	1/xx/2022	3/xx/2022	2/xx/2062	480	480	No	xx	No	Yes	120	No	Percent	2.000%	15	$42.97	TRID	1/xx/2022	To Borrower	xx	xx	N/A	No	xx	N/A	N/A	N/A	1/xx/2022	xx	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	2	***There are red flags on the fraud report that have not been addressed

***Credit Exception:: Lender condition: Proof mortgage on subject is 0x30x24. Credit supplemental report DLA of 5/2021. Requires proof of satisfactory payments to 12/2021.

***Credit Exception:: Cash out refinance. No UDCP score provided. Appraisal to be reviewed by Lender

***Missing Document: Background Check not provided

***Missing Document: Certificate of Good Standing not provided: Certificate of Good Standing states that the Statement Status is past due.

***Missing Document: Fraud Report not provided: Fraud Report provided is dated 07/xx/21 which is >90 days from Note date.

***Missing Document: Account Statements - Personal not provided: Missing statement from xx #xx.

***Missing Document: Closing Protection Letter not provided: Property is in New York. Lender guidelines not met to verify E&O insurance.

***Missing Document: Desk Review not provided	***Guideline Requirement: Representative FICO score discrepancy.: Does not meet the Maximum LTV and FICO from the 4/xx/21 guidelines.

***Missing Document: Evidence Lease Payments have cleared not provided: Lender Exception approved to allow subject property rental income based off leases with proof of rental deposits on 4 months of bank statements with varying rental deposit amunts.

***Borrower does not own current residence and thus casts doubt on business purpose of loan.: Lender Exception approved to allow no primary housing history.	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
900000508	xx	xx	xx	Broker	Refinance	Cash-out - Other	Investment	Conventional without MI	Full	xx	70.000%	70.000%	1	In Arrears	690	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	NY	xx	Single Family Detached	1	xx	xx	NY	xx	xx	1900	xx	1004/70	11/xx/2021	Fixed Rate	xx	5.400%	Monthly	2/xx/2022	4/xx/2022	3/xx/2052	360	360	No	xx	No	No	36	6 Months Interest	No	Percent	2.000%	15	$14.15	TRID	2/xx/2022	To Borrower	xx	xx	N/A	No	xx	N/A	N/A	N/A	2/xx/2022	xx	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	2	***Missing Document: Appraisal not provided

***Missing Document: Business Purpose Certificate not provided

***FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.

***There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.: Missing Lease Agreement and Appraisal.

***Guideline Issue:Insufficient asset documentation.: Missing 2 consecutive months for account #xx. Only November 2021 is provided.	***Verification of housing pay history is required.: Borrower has no verified housing history. Borrowe lives rent free for the past 2 years with spouse who is the sole leasor on rent/lease agreement. Borrowers without
mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrower has owned the subject property for at least 5 years.

***The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
900000492	xx	xx	xx	Broker	Purchase	Primary	Conventional without MI	Alt	xx	xx	90.000%	90.000%	1	In Arrears	12/xx/2021	43.670%	$20,174.92	714	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	IL	xx	PUD	1	xx	xx	IL	xx	xx	xx	1992	xx	1004/70	1/xx/2022	Fixed Rate	xx	5.812%	Monthly	2/xx/2022	4/xx/2022	3/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$252.49	TRID	2/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	5.932%	xx	xx	2/xx/2022	N/A	N/A	N/A	3/xx/2022	2/xx/2022	xx	Yes	No	Pass	$1,200.00	$6,656.88	$42,479.54	Pass	6.500%	Pass	No	N/A	$6,656.88	$42,479.54	Pass	6.000%	Pass	No	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	2/xx/2022	Non QM	Non QM	2	***Credit Exception:: Allow no primary housing history due to borrower living rent free with his non-borrowing spouse (property was purchased prior to being married and is solely owned by spouse), for over 6.5 years vs program requirement that borrowers living rent free are allowed, if they are living with a relative and provide an LOE from the relative confirming no monthly obligation for primary and second homes with a maximum of 80% LTV, maximum 45% DTI, and a 10% minimum buyer's contribution of their own funds. Lender Approve exception.	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrower has been employed in the same industry for more than 5 years.

***Borrower has verified disposable income of at least $2500.00.

***Borrower has worked in the same position for more than 3 years.

***Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
900000494	xx	xx	xx	Broker	Purchase	Investment	Conventional without MI	Full	xx	75.000%	75.000%	1	In Arrears	809	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	NY	xx	Single Family Detached	1	xx	xx	NY	xx	xx	xx	1930	xx	1004/70	2/xx/2022	10 Year Interest Only, Fixed Rate	xx	5.950%	Monthly	2/xx/2022	4/xx/2022	3/xx/2062	480	480	No	xx	No	Yes	120	36	6 Months Interest	No	Percent	2.000%	15	$46.48	TRID	2/xx/2022	From Borrower	xx	N/A	No	xx	N/A	N/A	N/A	3/xx/2022	xx	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	2	***Missing Document: Approval not provided	***Verification of housing pay history is required.: Missing verified housing history. xx, xx, NY 19 year owned primary residence is not documented as owned free and clear.	***The representative FICO score exceeds the guideline minimum by at least 40 points.

***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
900000471	xx	xx	xx	Broker	Purchase	Investment	Conventional without MI	Alt	xx	xx	80.000%	80.000%	1	In Arrears	2/xx/2022	27.518%	$100,078.21	762	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	CA	xx	Single Family Detached	1	xx	xx	CA	xx	xx	xx	1951	xx	1004/70	3/xx/2022	10 Year Interest Only, Fixed Rate	xx	7.152%	Monthly	3/xx/2022	5/xx/2022	4/xx/2062	480	480	No	xx	No	Yes	120	No	Percent	5.000%	15	$321.84	HUD	3/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	N/A	N/A	N/A	3/xx/2022	3/xx/2022	xx	No	N/A	$0.00	$11,995.00	$53,102.35	N/A	6.500%	N/A	N/A	N/A	$15,625.00	$63,722.83	N/A	6.200%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Yes	Title Co. Closing Statement	3/xx/2022	Non QM	N/A	2	***REO Documents are missing.: Missing statement for property addresses xx, xx, CA and xx, xx, CA.	***Investment Property submitted as Non-QM / Exempt from ATR: Tested as Non-QM per direction from client.

***Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material: Missing HUD-1 document.
900000491	xx	xx	xx	Retail	Purchase	Primary	Conventional without MI	Alt	xx	xx	90.000%	90.000%	1	In Arrears	1/xx/2022	17.001%	$16,142.02	729	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	LA	xx	Single Family Detached	1	xx	xx	LA	xx	xx	xx	1969	xx	1004/70	2/xx/2022	Fixed Rate	xx	5.787%	Monthly	3/xx/2022	5/xx/2022	4/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$69.87	TRID	3/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	6.108%	xx	xx	3/xx/2022	N/A	N/A	N/A	3/xx/2022	2/xx/2022	xx	Yes	No	Pass	$0.00	$6,451.25	$11,520.48	Pass	6.500%	Pass	No	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	3/xx/2022	Non QM	Non QM	2	***Income Docs Missing:: Missing verification of employment or third party document to verify length of employment for borrower.

***Missing Document: Approval not provided: Lender's Conditional Approval missing.	***Credit Exception:: Allow no rental history due to borrower is living in trailer of work vehicles that he owns (paid off in full) which has custom sleeper including functioning bathroom and convection oven vs program restriction that borrowers without mortgage or rental history, including borrowers living rent-free, are not eligible but will be considered on an exception basis	***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Provide VCC or cure to the borrower with a PC CD and evidence it was sent to the borrower with an explanation of changes.	***The qualifying DTI on the loan is at least 10% less than the guideline maximum.

***Borrower has worked in the same position for more than 3 years.

***Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
900000479	xx	xx	xx	Retail	Purchase	Investment	Conventional without MI	Full	xx	80.000%	80.000%	1	In Arrears	694	No	Fee Simple	xx	xx	xx	NM	xx	Single Family Detached	1	xx	xx	MA	xx	xx	xx	1935	xx	1004/70	2/xx/2022	10 Year Interest Only, 7/6 Adjustable Rate	xx	7.525%	Monthly	3/xx/2022	5/xx/2022	4/xx/2062	480	480	No	xx	Yes	4/xx/2029	4/xx/2029	5/xx/2029	5/xx/2029	6	6	SOFR 30 Day Average	45 days	0.125	Nearest	0.106%	5.250%	5.000%	0.000%	1.000%	1.000%	5.000%	0.000%	12.525%	7.525%	12.525%	7.525%	Yes	120	36	6 Months Interest	No	Percent	3.000%	15	$18.81	TRID	3/xx/2022	From Borrower	xx	N/A	No	xx	N/A	N/A	N/A	3/xx/2022	xx	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	2	***Missing Document: Approval not provided	***Verification of housing pay history is required.: Borrower has no verified housing history. Borrower lives rent free at xx primary residence. t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.

***Borrower does not own current residence and thus casts doubt on business purpose of loan.: Borrower has no verified housing history. Borrower lives rent free at xx primary residence. t. Borrowers without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis. Lender's Exception Approval is in file.	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

***The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
900000475	xx	xx	xx	Retail	Purchase	Investment	Conventional without MI	Full	xx	80.000%	80.000%	1	In Arrears	746	No	Fee Simple	xx	xx	xx	GA	xx	Mixed Use	6	xx	xx	GA	xx	xx	xx	2022	xx	Commercial	2/xx/2022	Fixed Rate	xx	6.975%	Monthly	3/xx/2022	5/xx/2022	4/xx/2052	360	360	No	xx	No	No	36	6 Months Interest	No	Percent	5.000%	15	$196.43	TRID	3/xx/2022	From Borrower	xx	N/A	Yes	xx	N/A	N/A	N/A	4/xx/2022	xx	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	No	Missing	2	***Missing Document: Flood Insurance Policy not provided

***Flood Insurance Error: Insurance premium was not provided.

***Missing Document: Source of Funds/Deposit not provided

***Missing Document: Donor Check not provided: Missing verification of receipt of donor funds.

***Guideline Issue:Insufficient asset documentation.: One month current bank statement for Acct #xx provided. Guidelines require 2 months consecutive recent statements.

***Credit Exception:: No FNMA-CU or FHLMC-LCA provided, a CDA is required.

***Credit Exception:: Borrower is an xx. The Borrower name on the Note is missing the xx.	***Credit Exception:: Lender Exception approved to allow 3 story, xx-unit mixed use property with a total of xx sq. of which, the two first-floor commercial spaces comprise 36.60% (xx sq. ft) of the total square footage vs. program requirement that for the properties of 3 or more stories, the maximum portion of the property's square footage that may be commercial use is 35.00% (or 1,530.20 sq. ft.).	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

***The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
900000482	xx	xx	xx	Broker	Purchase	Primary	Conventional without MI	Alt	xx	xx	75.000%	75.000%	1	In Arrears	4/xx/2022	49.267%	$59,850.98	749	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	FL	xx	PUD	1	xx	xx	FL	xx	xx	xx	2022	xx	1004/70	3/xx/2022	10 Year Interest Only, Fixed Rate	xx	6.823%	Monthly	5/xx/2022	7/xx/2022	6/xx/2062	480	480	No	xx	No	Yes	120	No	Percent	5.000%	15	$1,034.11	TRID	5/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	6.969%	xx	xx	5/xx/2022	N/A	N/A	N/A	5/xx/2022	4/xx/2022	xx	Yes	No	Pass	$8,824.54	$51,300.63	$178,794.49	Pass	6.500%	Pass	No	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	5/xx/2022	Non QM	Non QM	1	***Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided .

***Credit Exception:: Housing history verified is less than 12 months required per guidelines

***Credit Exception:: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided

***Insufficient Coverage: Hazard insurance coverage amount is insufficient.: Current coverage is insufficient by $927,900 based on policy. File does not contain a Replacement Cost Estimator for review.

***Missing Document: Cancelled Check(s) not provided: The file is missing evidence the $100,000 Earnest Money Deposit.

***Missing Document: Cancelled Check(s) not provided: The file is missing evidence of the $500,000 Earnest Money Deposit.	***General Ability To Repay Provision Investor Guidelines: Twelve month Bank statement program used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided

***General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Twelve month Bank statement program was used to qualify, however account statements for the months, 5/xx/2021-1/xx/2022, and 4/xx/2022 were not provided

***TRID Lender Credit Tolerance Violation: Lender Credits was disclosed on Loan Estimate -$xx but disclosed as -$xx on Final Closing Disclosure.  File did not contain a valid COC or evidence of a tolerance cure.

***NonQM ATR: Ability to Repay is failing due to missing income and asset documentation.

***General Ability To Repay Provision Income and Assets - Assets: Ability to Repay is failing due to the file is missing evidence Earnest Money Deposit.

***Check Loan Designation Match - ATR: Ability to Repay is failing due to the file is missing asset and income documentation.
900000452	xx	xx	xx	Broker	Refinance	Cash-out - Other	Primary	Conventional without MI	Alt	xx	xx	75.000%	75.000%	1	In Arrears	3/xx/2022	13.948%	$53,624.50	680	No	Fee Simple	xx	xx	xx	US Citizen	xx	xx	xx	US Citizen	xx	xx	WA	xx	Single Family Detached	1	xx	xx	WA	xx	xx	1980	xx	1004/70	3/xx/2022	10 Year Interest Only, Fixed Rate	xx	8.355%	Monthly	5/xx/2022	7/xx/2022	6/xx/2062	480	480	No	xx	No	Yes	120	No	Percent	5.000%	15	$300.26	TRID	5/xx/2022	To Borrower	xx	xx	No	Taxes and Insurance	xx	No	xx	8.590%	xx	xx	5/xx/2022	N/A	N/A	H-8	5/xx/2022	N/A	5/xx/2022	4/xx/2022	xx	Yes	No	Pass	$3,936.77	$18,445.00	$42,052.09	Pass	6.500%	Pass	No	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	5/xx/2022	Non QM	Non QM	2	***Credit Exception:: Allow 12 months of cancelled checks with 6 months of consistent mortgage payments from 10/2021 thru 03/2022 ( checks deposited: 10/xx/21, 11/xx/21, 12/xx/21, 01/xx/22 & 03/xx/22) and six months of sporadic mortgage payments due to when the mortgage checks were cashed (checks deposited: 03/xx/21, 06/xx/21, 06/xx/21, 07/xx/21, 09/xx/21 and 09/xx/21) vs program requirement of maximum permitted delinquency is 1x30x12 with 0x30 in in the last 6 months from Note Date	***TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee change without a valid change of circumstance.	***Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

***Borrower has been employed in the same industry for more than 5 years.

***Borrower has verified disposable income of at least $2500.00.

***Borrower has worked in the same position for more than 3 years.

***The qualifying DTI on the loan is at least 10% less than the guideline maximum.
900000465	xx	xx	xx	Broker	Purchase	Primary	Conventional without MI	Full	xx	xx	90.000%	90.000%	1	In Arrears	4/xx/2022	45.609%	$16,486.98	705	No	Fee Simple	xx	xx	xx	US Citizen	xx	xx	xx	US Citizen	xx	xx	FL	xx	Single Family Detached	1	xx	xx	FL	xx	xx	xx	1998	xx	1004/70	4/xx/2022	Fixed Rate	xx	7.635%	Monthly	5/xx/2022	7/xx/2022	6/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$261.40	TRID	5/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	7.690%	xx	xx	5/xx/2022	N/A	N/A	N/A	6/xx/2022	4/xx/2022	7.840%	xx	Yes	No	Pass	$0.00	$17,015.39	$36,700.79	Pass	6.500%	Pass	No	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	5/xx/2022	Non QM	Non QM	1	***Income Docs Missing: ***Missing Document: Approval not provided	***ECOA Appraisal - Appraisal Provided Prior to Date Performed: Initial appraisal not provided

***TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change without a valid change of circumstance

																																																																																																																																																																							***Self-Employed Tax Return Recency - ATR: Missing 2021 Business transcripts	***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: SitusAMC Sufficient cure was provided at closing
900000500	xx	xx	xx	xx	Retail	Purchase	Second Home	Conventional without MI	Alt	xx	xx	80.000%	80.000%	1	In Arrears	3/xx/2022	42.094%	$62,221.45	709	No	Fee Simple	xx	xx	xx	US Citizen	xx	xx	xx	US Citizen	xx	xx	IL	xx	Condo (Low Rise)	1	xx	xx	MT	xx	xx	xx	2021	xx	1073/465	3/xx/2022	Fixed Rate	xx	5.625%	Monthly	4/xx/2022	6/xx/2022	5/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$518.09	TRID	4/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	5.709%	xx	xx	4/xx/2022	N/A	N/A	N/A	5/xx/2022	3/xx/2022	xx	No	N/A	Pass	Pass	$312.50	$14,940.00	$89,194.76	N/A	6.500%	N/A	N/A	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	4/xx/2022	Non QM	Non QM	1	***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)

***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $62.50 exceeds tolerance of $35.00.  Sufficient or excess cure was provided to the borrower at Closing. (75117)

***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,175.00 exceeds tolerance of $1,950.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)
900000493	xx	xx	xx	Retail	Purchase	Primary	Conventional without MI	Alt	xx	xx	85.000%	85.000%	1	In Arrears	1/xx/2022	35.293%	$25,757.00	709	No	Fee Simple	xx	xx	xx	US Citizen	US Citizen	xx	xx	CA	xx	Single Family Detached	1	xx	xx	CA	xx	xx	xx	1994	xx	1004/70	12/xx/2021	Fixed Rate	xx	5.812%	Monthly	2/xx/2022	4/xx/2022	3/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$274.66	TRID	2/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	5.950%	xx	xx	2/xx/2022	N/A	N/A	N/A	3/xx/2022	2/xx/2022	xx	Yes	No	Pass	$235.00	$11,620.00	$46,069.14	Pass	6.500%	Pass	No	N/A	$13,021.50	$55,282.97	N/A	6.250%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	2/xx/2022	Non QM	Non QM	1	***REO Documents are missing.: Missing mortgage statement for xx

***Guideline Issue:Insufficient asset documentation.: Missing 2 months bank statements for checking account ending in xx

***Missing Document: Account Statements - Personal not provided: Missing 2 months bank statements for checking account ending in xx.

***Missing Document: Compliance Report (Mavent, ComplianceEase, etc.) not provided: Mavent Compliance report missing	***ECOA Appraisal - Appraisal Provided Prior to Date Performed

***ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing the document the borrower signed at closing indicating that they received all of the appraisal copies 3 days prior to closing, no appraisal delivery documentation was provided.
900000495	xx	xx	xx	Broker	Purchase	Second Home	Conventional without MI	Full	xx	xx	80.000%	80.000%	1	In Arrears	3/xx/2022	46.429%	$29,285.78	777	No	Fee Simple	xx	xx	xx	US Citizen	xx	xx	xx	US Citizen	xx	xx	AZ	xx	Single Family Detached	1	xx	xx	AZ	xx	xx	xx	1990	xx	1004/70	4/xx/2022	Fixed Rate	xx	5.750%	Monthly	4/xx/2022	6/xx/2022	5/xx/2052	360	360	No	xx	No	No	No	Percent	5.000%	15	$340.81	TRID	4/xx/2022	From Borrower	xx	N/A	Taxes and Insurance	xx	No	xx	5.778%	xx	xx	4/xx/2022	N/A	N/A	N/A	4/xx/2022	3/xx/2022	xx	No	N/A	Pass	Pass	$0.00	$186.88	$58,222.60	N/A	6.500%	N/A	N/A	N/A	$0.00	$0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Closing Disclosure	4/xx/2022	Non QM	Non QM	1	***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $297.75 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.

***TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,650.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.

***TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing.
900000513	xx	xx	xx	Retail	Purchase	Investment	Conventional without MI	DSCR	xx	80.000%	80.000%	1	In Arrears	732	No	xx	xx	xx	NY	xx	xx	Fixed Rate	xx	4.200%	Monthly	11/xx/2021	1/xx/2022	12/xx/2051	360	360	No	xx	No	No	36	3%, 2%, 1%	No	Percent	6.000%	15	$285.20	TRID	11/xx/2021	From Borrower	xx	N/A	No Escrows	No	N/A	N/A	N/A	11/xx/2021	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	1	***Missing Document: Purchase Agreement / Sales Contract not provided

***Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.: Missing appraisal and comparable rent schedule for xx and xx.

***Possible FIRREA violation, appraisal is not complete and may not offer substantial backing for value.: Appraisal is missing

***FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  Note: the disaster end date has been identified as 09/xx/2021.  The inspection must include exterior photos and the property must be re-inspected on or after the declared end date.

***Missing Document: Appraisal not provided
900000514	xx	xx	xx	Retail	Refinance	Cash-out - Other	Investment	Conventional without MI	DSCR	xx	74.849%	74.849%	1	In Arrears	772	No	Fee Simple	xx	xx	xx	NJ	xx	Fixed Rate	xx	4.300%	Monthly	12/xx/2021	2/xx/2022	1/xx/2052	360	360	No	xx	No	No	60	5%, 4%, 3%, 2%, 1%	No	Percent	6.000%	15	$294.25	TRID	12/xx/2021	To Borrower	xx	xx	N/A	Taxes and Insurance	No	N/A	N/A	N/A	12/xx/2021	UTD	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	No	Missing	1	***Background check is missing.: The file is missing the background check for the guarantor, xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for xx, NJ xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for xx, NJ xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for xx, NJ xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for for xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for xx, NJ xx.

***Missing Document: Lease Agreement not provided: The file is missing the lease agreement for xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for xx, NJ xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certification for x, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate of xx, NJ xx.

***Missing Document: Lease Agreement not provided: The file is missing a copy of the lease agreement for xx.

***OFAC was not checked and required per guidelines.: The file is missing verification the OFAC was check for the guarantor, xx.

***Missing Document: Tax Certificate not provided: The file is missing the tax certificate for  xx, NJ xx.

***Missing Document: Flood Certificate not provided: The file is missing the flood certificate for  xx, NJ xx

***Missing Document: Employer Identification Number (EIN) not provided: The file is missing the certificate of good standing for xx, xx, xx, xx, xx, and xx.

***Missing Document: Certificate of Good Standing not provided: The file is missing the certificate of good standing for xx,xx, xx, xx, xx, and xx.